Taxes Recoverable (Tables)	12 Months Ended
Dec. 31, 2023
Taxes Recoverable [Abstract]
Taxes recoverable

	December 31,
Description	2023	2022

Social Integration Program ("PIS") and Contribution to Social Security Financing ("COFINS")	73,029	135,176
Withholding income tax	121,216	39,528
Income taxes	8,315	29,359
Tax on the Circulation of Goods and Services ("ICMS")	19,940	21,661
Others	(3,067)	9,167
	219,433	234,891